Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.98%
FNMA %%	2.00%	12-13-2051	$990,000	$ 990,773
Total Agency securities (Cost $988,013)				990,773
Asset-backed securities: 11.97%
Carvana Auto Receivables Trust Series 2019-2A Class D 144A	3.28	1-15-2025	410,000	419,087
ECMC Group Student Loan Trust Series 2018-1A Class A (1 Month LIBOR +0.75%) 144A±	0.84	2-27-2068	239,164	238,561
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	250,000	250,447
PFS Financing Corporation Series 2021-A Class A 144A##	0.71	4-15-2026	300,000	296,377
Taco Bell Funding LLC Series 2016-1A Class A2 144A	4.97	5-25-2046	238,750	251,112
Taco Bell Funding LLC Series 2021 Class A1 144A	2.54	8-25-2051	500,000	489,279
Tidewater Auto Receivables Series 2018-AA Class D 144A	4.30	11-15-2024	278,000	278,089
Wendy's Funding LLC Series 2021-1A 144A	2.78	6-15-2051	249,375	249,276
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	248,750	253,167
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	249,375	254,874
Total Asset-backed securities (Cost $3,023,827)				2,980,269
Corporate bonds and notes: 21.69%
Communication services: 2.59%
Diversified telecommunication services: 1.11%
AT&T Incorporated	3.55	9-15-2055	160,000	160,838
T Mobile USA Incorporated 144A	3.40	10-15-2052	60,000	59,495
Verizon Communications Incorporated	3.55	3-22-2051	50,000	54,825
				275,158
Media: 1.48%
CCO Holdings LLC 144A	4.50	8-15-2030	50,000	50,397
Charter Communications Operating LLC	3.50	3-1-2042	100,000	96,757
Gray Television Incorporated 144A	4.75	10-15-2030	50,000	48,188
Nielsen Finance LLC 144A##	5.88	10-1-2030	100,000	104,038
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	70,000	70,350
				369,730
Consumer discretionary: 1.27%
Hotels, restaurants & leisure: 0.57%
Las Vegas Sands Corporation	3.20	8-8-2024	140,000	142,736
Household durables: 0.21%
KB Home Company	4.80	11-15-2029	50,000	53,188
Multiline retail: 0.28%
Nordstrom Incorporated	4.00	3-15-2027	70,000	68,775
Specialty retail: 0.21%
NMG Holding Company Incorporated 144A	7.13	4-1-2026	50,000	52,295
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.25%
Food products: 0.25%
Kraft Heinz Foods Company	4.88%	10-1-2049	$50,000	$ 62,291
Energy: 5.38%
Energy equipment & services: 0.41%
Hilcorp Energy Company 144A	6.25	11-1-2028	50,000	50,750
USA Compression Partners LP	6.88	4-1-2026	50,000	50,875
				101,625
Oil, gas & consumable fuels: 4.97%
Aethon United 144A	8.25	2-15-2026	160,000	169,200
Apache Corporation	5.35	7-1-2049	60,000	68,409
Archrock Partners LP 144A	6.88	4-1-2027	50,000	52,000
Buckeye Partners LP	4.13	12-1-2027	50,000	49,368
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	60,000	60,000
DCP Midstream Operating Company	5.13	5-15-2029	100,000	110,890
EQT Corporation	3.90	10-1-2027	60,000	62,552
Harvest Midstream LP 144A	7.50	9-1-2028	70,000	72,536
Murphy Oil Corporation	5.88	12-1-2027	60,000	61,073
Occidental Petroleum Corporation	8.88	7-15-2030	120,000	157,581
ONEOK Incorporated	7.15	1-15-2051	75,000	110,224
Range Resources Corporation	9.25	2-1-2026	100,000	107,427
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	50,000	52,438
Southwestern Energy Company	7.75	10-1-2027	50,000	53,586
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	50,000	49,407
				1,236,691
Financials: 4.87%
Banks: 1.55%
Bank of America Corporation (U.S. SOFR +1.21%) ±	2.57	10-20-2032	200,000	200,859
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ±	4.00	12-10-2025	130,000	129,675
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	50,000	56,132
				386,666
Capital markets: 0.61%
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	150,000	150,487
Consumer finance: 0.77%
Springleaf Finance Corporation	7.13	3-15-2026	170,000	191,074
Insurance: 1.94%
Hill City Funding Trust 144A	4.05	8-15-2041	100,000	97,235
Maple Grove Funding Trust 144A	4.16	8-15-2051	100,000	105,929
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	40,000	48,417
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	80,000	89,476
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	2.44	12-1-2066	30,000	26,100
Transatlantic Holdings Incorporated	8.00	11-30-2039	73,000	116,117
				483,274
See accompanying notes to portfolio of investments

2  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.52%
Health care providers & services: 0.34%
Magellan Health Incorporated	4.90%	9-22-2024	$80,000	$ 86,000
Pharmaceuticals: 0.18%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	50,000	44,464
Industrials: 3.84%
Aerospace & defense: 0.76%
The Boeing Company	5.81	5-1-2050	140,000	188,833
Airlines: 2.09%
American Airlines Group Incorporated 144A	5.50	4-20-2026	50,000	51,063
American Airlines Group Incorporated 144A	5.75	4-20-2029	80,000	83,431
Delta Air Lines Incorporated	3.75	10-28-2029	60,000	58,955
Delta Air Lines Incorporated	7.38	1-15-2026	170,000	196,675
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	50,000	51,094
United Airlines Incorporated 144A	4.63	4-15-2029	80,000	79,574
				520,792
Commercial services & supplies: 0.29%
CoreCivic Incorporated	8.25	4-15-2026	70,000	72,064
Industrial conglomerates: 0.27%
General Electric Company (3 Month LIBOR +3.33%) ±	3.45	12-29-2049	70,000	68,488
Trading companies & distributors: 0.43%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	50,000	50,959
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	50,000	55,563
				106,522
Information technology: 1.23%
Electronic equipment, instruments & components: 0.20%
Dell International LLC	8.35	7-15-2046	30,000	50,098
Software: 1.03%
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	60,000	58,117
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	220,000	196,492
				254,609
Materials: 0.20%
Containers & packaging: 0.20%
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	50,000	49,871
Real estate: 1.09%
Equity REITs: 1.09%
EPR Properties	3.60	11-15-2031	25,000	25,067
EPR Properties	3.75	8-15-2029	35,000	35,840
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	125,000	138,331
Service Properties Trust Company	3.95	1-15-2028	80,000	71,997
				271,235
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 0.45%
Electric utilities: 0.45%
Oglethorpe Power Corporation	3.75%	8-1-2050		$100,000	$ 111,633
Total Corporate bonds and notes (Cost $5,403,237)					5,398,599
Foreign corporate bonds and notes: 6.56%
Communication services: 0.89%
Media: 0.89%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	100,000	110,376
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	100,000	110,008
					220,384
Consumer discretionary: 0.48%
Automobiles: 0.48%
Peugeot SA Company	2.00	3-20-2025	EUR	100,000	119,057
Consumer staples: 1.04%
Food products: 0.42%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	100,000	104,334
Tobacco: 0.62%
BAT International Finance plc	2.25	1-16-2030	EUR	130,000	153,703
Energy: 0.94%
Oil, gas & consumable fuels: 0.94%
Eni SpA	1.13	9-19-2028	EUR	100,000	117,939
TotalEnergies SE (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.78%) ±	3.88	12-29-2049	EUR	100,000	114,993
					232,932
Financials: 1.81%
Banks: 0.93%
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	200,000	231,911
Consumer finance: 0.88%
Abertis Finance BV Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.27%) ±	2.63	1-26-2027	EUR	100,000	110,200
Cellnex Finance Company SA	2.00	9-15-2032	EUR	100,000	109,445
					219,645
Health care: 0.50%
Pharmaceuticals: 0.50%
Takeda Pharmaceutical Company Limited	2.00	7-9-2040	EUR	100,000	124,656
Industrials: 0.45%
Containers & packaging: 0.45%
Can-Pack SA 144A	2.38	11-1-2027	EUR	100,000	113,229
See accompanying notes to portfolio of investments

4  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal		Value
Materials: 0.45%
Paper & forest products: 0.45%
Ahlstrom-Munksjo Holding 3 Oy 144A	3.63%	2-4-2028	EUR	100,000	$ 111,938
Total Foreign corporate bonds and notes (Cost $1,759,198)					1,631,789
Foreign government bonds: 2.86%
Brazil ¤	0.00	7-1-2024	BRL	4,000,000	536,697
Hungary	1.00	11-26-2025	HUF	22,000,000	60,728
Mexico	3.75	2-21-2024	EUR	100,000	114,378
Total Foreign government bonds (Cost $819,919)					711,803
Non-agency mortgage-backed securities: 24.43%
Auburn CLO Limited Series 2017-1A Class A2A (3 Month LIBOR +1.62%) 144A±	1.75	10-20-2030		$250,000	248,943
BX Trust Series 2019-OC11 Class A 144A	3.20	12-9-2041		250,000	263,411
Carlyle Global Market Series 2017-2A Class R2 (3 Month LIBOR +1.60%) 144A±	1.73	7-20-2031		250,000	250,009
Cascade Funding Mortgage Trust Series 2018-RM2 Class B 144A±±	4.00	10-25-2068		281,411	288,641
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031		250,000	250,412
Dryden Senior Loan Fund Series 2020-78A Class A (3 Month LIBOR +1.18%) 144A±	1.30	4-17-2033		400,000	400,199
Freedom Financial Group Incorporated Series 2021-2 Class B 144A	1.03	6-19-2028		250,000	249,252
FREMF Mortgage Trust Series 2019-KF70 Class B (1 Month LIBOR +2.30%) 144A±	2.39	9-25-2029		141,298	141,675
Imperial Fund LLC Series 2021-NQM1 Class A1 144A±±	1.07	6-25-2056		213,221	210,756
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050		128,595	129,410
Madison Park Funding Limited Series 2020-46A Class B1R (3 Month LIBOR +1.65%) 144A±	1.77	10-15-2034		500,000	498,890
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065		250,000	249,956
Neuberger Berman CLO Limited Series 2017-25A Class BR (3 Month LIBOR +1.35%) 144A±	1.47	10-18-2029		250,000	248,473
Octagon Investment Partners Series 2017-1A Class A1R (3 Month LIBOR +1.00%) 144A±	1.13	3-17-2030		250,000	250,123
OneMain Financial Trust Series 2018-2A Class A 144A	3.57	3-14-2033		250,000	259,149
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027		204,731	204,458
Residential Mortgage Loan Trust Series 2019-3 Class A3 144A±±	3.04	9-25-2059		146,764	147,350
Springleaf Funding Trust Series 2017-AA Class C 144A	3.86	7-15-2030		300,000	300,218
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055		170,993	170,188
Towd Point Mortgage Trust Series 2015-4 Class A2 144A±±	3.75	4-25-2055		45,658	45,692
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (1 Month LIBOR +1.30%) 144A±	1.39	10-25-2059		150,000	152,263
Towd Point Mortgage Trust Series 2020-4 Class A2 144A	2.50	10-25-2060		350,000	355,499
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064		175,849	174,910
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-R3 Class A2 144A±±	1.28%	4-25-2064	$181,477	$ 180,716
Wind River CLO Limited Series 2018-2A Class A2 (3 Month LIBOR +1.45%) 144A±	1.57	7-15-2030	409,000	409,059
Total Non-agency mortgage-backed securities (Cost $6,108,369)				6,079,652
U.S. Treasury securities: 22.22%
TIPS	0.13	1-15-2031	600,586	671,632
U.S. Treasury Note	0.88	6-30-2026	225,000	222,451
U.S. Treasury Note	1.25	6-30-2028	225,000	223,699
U.S. Treasury Note	1.38	11-15-2031	1,935,000	1,923,209
U.S. Treasury Note	1.88	11-15-2051	25,000	25,492
U.S. Treasury Note	2.00	8-15-2051	490,000	513,122
U.S. Treasury Note	2.25	5-15-2041	550,000	585,406
U.S. Treasury Note	2.38	5-15-2051	1,205,000	1,366,734
Total U.S. Treasury securities (Cost $5,361,600)				5,531,745
Yankee corporate bonds and notes: 6.09%
Energy: 0.56%
Oil, gas & consumable fuels: 0.56%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ±	4.88	3-22-2030	130,000	139,913
Financials: 3.11%
Banks: 2.44%
Banco do Brasil SA 144A	4.63	1-15-2025	200,000	207,560
Itau Unibanco Holding SA 144A	3.25	1-24-2025	200,000	201,902
Macquarie Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	200,000	197,325
				606,787
Consumer finance: 0.67%
Unifin Financiera SAB de CV 144A	9.88	1-28-2029	200,000	167,702
Industrials: 1.65%
Aerospace & defense: 0.52%
Bombardier Incorporated 144A	7.88	4-15-2027	125,000	128,628
Professional services: 1.13%
IHS Markit Limited	4.25	5-1-2029	250,000	282,730
Utilities: 0.77%
Electric utilities: 0.77%
Comision Federal de Electricidad 144A	3.88	7-26-2033	200,000	190,900
Total Yankee corporate bonds and notes (Cost $1,557,567)				1,516,660
Yankee government bonds: 2.13%
Dominican Republic 144A	4.88	9-23-2032	230,000	228,852
Mexico	4.75	4-27-2032	270,000	301,558
Total Yankee government bonds (Cost $543,312)				530,410

See accompanying notes to portfolio of investments

6  |  Allspring Managed Account CoreBuilder Shares - Series CP

Portfolio of investments—November 30, 2021 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.28%
Investment companies: 2.28%
Allspring Government Money Market Fund Select Class ♠∞##		0.03%	566,255	$ 566,255
Total Short-term investments (Cost $566,255)				566,255
Total investments in securities (Cost $26,131,297)	104.21%			25,937,955
Other assets and liabilities, net	(4.21)			(1,047,465)
Total net assets	100.00%			$24,890,490

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
¤	The security is issued in zero coupon form with no periodic interest payments.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury inflation-protected securities
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,899,874	$3,253,932	$(4,587,551)	$0	$0	$566,255	566,255	$47
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
250,488 USD	340,000 AUD	Citibank National Association	12-31-2021	$8,013	$0
340,000 AUD	245,347 USD	Citibank National Association	12-31-2021	0	(2,872)
1,641,409 USD	1,388,000 EUR	Citibank National Association	12-31-2021	65,244	0
215,757 USD	190,000 EUR	Citibank National Association	12-31-2021	0	(679)
244,271 USD	3,750,000 ZAR	Citibank National Association	12-31-2021	9,461	0
				$82,718	$(3,551)
See accompanying notes to portfolio of investments

Allspring Managed Account CoreBuilder Shares - Series CP  |  7

Portfolio of investments—November 30, 2021 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
U.S. Long Term Bonds	2	3-22-2022	$318,550	$324,250	$5,700	$0
U.S. Ultra Treasury Bonds	1	3-22-2022	195,010	200,563	5,553	0
2-Year U.S. Treasury Notes	24	3-31-2022	5,240,835	5,249,625	8,790	0
5-Year U.S. Treasury Notes	38	3-31-2022	4,586,186	4,613,140	26,954	0
Short
Euro-BOBL Futures	(5)	12-8-2021	(769,366)	(768,353)	1,013	0
Euro-Bund Futures	(6)	12-8-2021	(1,172,084)	(1,172,910)	0	(826)
Euro-Schatz Futures	(2)	12-8-2021	(254,636)	(254,991)	0	(355)
10-Year U.S. Treasury Notes	(49)	3-22-2022	(6,322,971)	(6,409,813)	0	(86,842)
10-Year Ultra Futures	(3)	3-22-2022	(432,181)	(440,672)	0	(8,491)
					$48,010	$(96,514)
See accompanying notes to portfolio of investments

8  |  Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2021, such fair value pricing was not used in pricing foreign securities.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Allspring Managed Account CoreBuilder Shares - Series CP  |  9

Notes to portfolio of investments—November 30, 2021 (unaudited)

Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

10  |  Allspring Managed Account CoreBuilder Shares - Series CP

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$990,773	$0	$990,773
Asset-backed securities	0	2,980,269	0	2,980,269
Corporate bonds and notes	0	5,398,599	0	5,398,599
Foreign corporate bonds and notes	0	1,631,789	0	1,631,789
Foreign government bonds	0	711,803	0	711,803
Non-agency mortgage-backed securities	0	6,079,652	0	6,079,652
U.S. Treasury securities	5,531,745	0	0	5,531,745
Yankee corporate bonds and notes	0	1,516,660	0	1,516,660
Yankee government bonds	0	530,410	0	530,410
Short-term investments
Investment companies	566,255	0	0	566,255
	6,098,000	19,839,955	0	25,937,955
Forward foreign currency contracts	0	82,718	0	82,718
Futures contracts	48,010	0	0	48,010
Total assets	$6,146,010	$19,922,673	$0	$26,068,683
Liabilities
Forward foreign currency contracts	$0	$3,551	$0	$3,551
Futures contracts	96,514	0	0	96,514
Total liabilities	$96,514	$3,551	$0	$100,065
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $113,483 was segregated as cash collateral for open futures contracts.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

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